Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		11 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (229,162)	$ (490,278)	$ (32,970)	$ (284,959)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation expense
Common Stock issued for services			9,800
Common Stock issue for Exclusive License			10,000
Changes in operating assets and liabilities:
Advances to Related Party			(63,609)
Prepaid expenses and other assets
Accounts receivable, net	2,271
Accounts payable and accrued liabilities	85,748	17,131
Net cash provided (used) by operating activities		(473,147)	(76,779)
Cash flows from investing activities:
Purchase Intangible Asset – Exclusive License			(25,000)
Net cash used in investing activities			(25,000)
Cash flows from financing activities:
Recapitalization – payments to SPIN	59,880	(59,880)
Cash from Sale of Common Stock, net			220,000
Net cash provided by (used) in financing activities		(59,880)	220,000
Net increase (decrease) in cash and cash equivalents		(533,027)	118,221
Cash and cash equivalents at beginning of period	976,947	976,947
Cash and cash equivalents at end of period		443,920	118,221	976,947
Supplementary disclosure of cash flow information:
Interest paid		200
Taxes paid
Bitech Mining Corporation [Member]
Cash flows from operating activities:
Net loss				(284,959)
Adjustments to reconcile net loss to net cash provided by operating activities:
Common Stock Issued for Consulting Services				111,200
Changes in operating assets and liabilities:
Accounts receivable, net
Accounts payable and accrued liabilities				11,106
Net cash provided (used) by operating activities				(162,653)
Cash flows from investing activities:
Purchase Intangible Asset – Exclusive License				(25,000)
Purchase of Property and Equipment
Net cash used in investing activities				(25,000)
Cash flows from financing activities:
Opening Balance Equity				100
Cash from Sale of Common Stock, net				1,164,500
Net cash provided by (used) in financing activities				1,164,600
Net increase (decrease) in cash and cash equivalents				976,947
Cash and cash equivalents at beginning of period	$ 976,947	$ 976,947
Cash and cash equivalents at end of period				976,947
Supplementary disclosure of cash flow information:
Interest paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common Stock Issued for Intangible Asset – Exclusive License				$ 10,000